Related party transactions (Net expenses (income)) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Management and administrative fees	[1]	$ 41.2	$ 52.3	$ 51.4
Interest expense	[1]	180.0	192.5	140.9
Derivative (gains) / losses	[1]	18.0	82.9	124.9
Accretion of discount on deferred consideration		17.3	13.3	0.0
Seadrill
Related Party Transaction [Line Items]
Management and administrative fees	[2],[3]	64.8	75.3	58.6
Rig operating costs	[4]	24.9	29.3	22.4
Insurance premiums	[5]	16.0	20.2	21.8
Interest expense	[6]	10.1	13.7	87.7
Commitment fee	[7]	2.0	2.0	2.2
Derivative (gains) / losses	[8]	4.1	10.2	41.6
Bareboat charters	[9]	9.5	(1.6)	(25.8)
Other revenues - operating expenses recharged to Seadrill	[10]	(11.9)	(13.4)	0.0
Accretion of discount on deferred consideration	[11]	17.3	13.3	0.0
Total		$ 136.8	$ 149.0	$ 208.5

[1]	Includes transactions with related parties. Refer to Note 13 "Related party transactions".
[2]	Management and administrative services agreement – In connection with the IPO, the Company entered into a management and administrative services agreement with Seadrill Management a wholly owned subsidiary of Seadrill, pursuant to which Seadrill Management provides the Company certain management and administrative services. The services provided by Seadrill Management are charged at cost plus management fee to be agreed upon from time to time by the parties. In April 2016, the agreement was extended for an indefinite term and can be terminated providing 90 days written notice. During the twelve months ended December 31, 2016 the management fee has ranged from 4.85% to 8% of costs and expenses incurred in connection with providing these services.
[3]	Technical and administrative services agreements – In connection with the IPO, subsidiaries of the Company entered into certain advisory, technical and/or administrative services agreements with subsidiaries of Seadrill. The services provided by Seadrill’s subsidiaries are charged at cost plus service fee equal to approximately 5% of Seadrill’s costs and expenses incurred in connection with providing these services.
[4]	Rig operating costs – relates to rig operating costs recharged by Seadrill in relation to costs incurred on behalf of the West Polaris and the West Vencedor operating in Angola. These costs are charged by Seadrill at a markup of approx. 5%.
[5]	Insurance premiums – the Company’s drilling units are insured by a Seadrill company and the insurance premiums incurred are recharged to the Company.
[6]	Interest expense – relates to interest charged on related party loan arrangements in (g).
[7]	$100 million Sponsor Revolving Credit Facility – In October 2012 OPCO entered into a $300 million revolving credit facility with Seadrill. The facility is for a term of five years maturing October 24, 2017, and bears interest at a rate of LIBOR plus 5% per annum, with an annual 2% commitment fee on the undrawn balance. On March 1, 2014, the revolving credit facility was amended to reduce the maximum borrowing limit from $300 million to $100 million. During 2016 the Company drew down nothing from the revolving credit facility and repaid nothing. As of December 31, 2016 and 2015 the outstanding balance was nil.
[8]	Derivatives with Seadrill - Interest rate swaps - As of December 31, 2016, the Company was party to interest rate swap agreements with Seadrill for a combined outstanding principal amount of approximately $620.3 million at rates between 1.10% per annum and 1.93% per annum. The swap agreements mature between July 2018 and December 2020. Refer to Note 14 "Risk management and financial instruments" for further information.
[9]	Bareboat charters – In connection with the transfer of the West Aquarius operations to Canada, the West Aquarius drilling contract was assigned to Seadrill Canada Ltd., a wholly owned subsidiary of Seadrill Operating LP, necessitating certain changes to the related party contractual arrangements relating to the West Aquarius. Seadrill China Operations Ltd, the owner of the West Aquarius, had previously entered into a bareboat charter arrangement with Seadrill Offshore AS, a wholly-owned subsidiary of Seadrill, providing Seadrill Offshore AS with the right to use the West Aquarius. In October 2012, this bareboat charter arrangement was replaced with a new bareboat charter between Seadrill China Operations Ltd and Seadrill Offshore AS, and at the same time, Seadrill Offshore AS entered into a bareboat charter arrangement providing Seadrill Canada Ltd. with the right to use the West Aquarius in order to perform its obligations under the drilling contract. The contract was terminated effective April 18, 2017 on completion of the rigs contract with Hibernia Management. The net effect to the Company of these bareboat charter arrangements is a cost of $25,500 per day, the total effect was expenditure of $9.0 million.Seadrill T-15 and Seadrill International are each party to a bareboat charter agreement with Seadrill UK Ltd., a wholly owned subsidiary of Seadrill. Under this arrangement, the difference in the charter hire rate between the two charters is retained by Seadrill UK Ltd., in the amount of approximately $820 per day. Seadrill T-16 Ltd. and Seadrill International Ltd. are each party to a bareboat charter agreement with Seadrill UK Ltd. Under this arrangement, the difference in the charter hire rate between the two charters is retained by Seadrill UK Ltd., in the amount of approximately $770 per day. The net effect of the T-15 and T-16 bareboat charter agreements was an expense of $0.5 million.
[10]	Other revenues - The Company incurs certain operating costs on behalf of Seadrill drilling units and recharges them at a markup of approx 5%. Other revenues are earned within the Company's Nigerian service company from Seadrill for certain services, including the provision of onshore and offshore personnel, which the Company provided to Seadrill's West Jupiter and West Saturn drilling rigs.
[11]	Deferred consideration to related party - On the acquisition of the West Polaris in 2015, the Company recognized a seller's credit balance payable of $44.6 million, a long term deferred consideration balance of $63.7 million and a short-term deferred consideration balance of $31.6 million. On the acquisition of the West Vela in 2014 the Company recognized a long term deferred consideration balance of $61.7 million and a long term contingent consideration balance of $49.5 million. The short-term portion of the deferred consideration balance and the short-term contingent consideration balance was $25.8 million. As of December 31, 2016, the short-term portion of these balances relating to the West Polaris, and the West Vela are $8.3 million and $37.3 million respectively, which are presented within other related party payables on the balance sheet. As of December 31, 2016, the long-term portion of the balances relating to the West Polaris and West Vela are $89.8 million and $67.8 million respectively. As of December 31, 2015, the short-term portion of these balances relating to the West Polaris and the West Vela are $30.7 million and $29.7 million respectively, which are presented within other related party payables on the balance sheet. As of December 31, 2015, the long-term portion of the balances relating to the West Polaris and West Vela are $90.1 million and $95.3 million respectively.